Commitments (Summary of Minimum Future Commitments Under Contractual Agreements) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of commitments [Line Items]
Total	$ 19,398
Purchase Commitments	1,335
Capital Commitments	99
Other Commitments	613
Lease liabilities, including current portion	1,594
Bonds Issued Undiscounted Cash Flows	15,757
Not later than one year [Member]
Disclosure of commitments [Line Items]
Total	3,219
Purchase Commitments	1,039
Capital Commitments	77
Other Commitments	189
Lease liabilities, including current portion	406
Bonds Issued Undiscounted Cash Flows	1,508
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Total	2,685
Purchase Commitments	75
Capital Commitments	22
Other Commitments	222
Lease liabilities, including current portion	503
Bonds Issued Undiscounted Cash Flows	1,863
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Total	2,553
Purchase Commitments	43
Capital Commitments	0
Other Commitments	80
Lease liabilities, including current portion	237
Bonds Issued Undiscounted Cash Flows	2,193
Over 5 years [Member]
Disclosure of commitments [Line Items]
Total	10,941
Purchase Commitments	178
Capital Commitments	0
Other Commitments	122
Lease liabilities, including current portion	448
Bonds Issued Undiscounted Cash Flows	$ 10,193